SUPPLEMENTAL BALANCE SHEET DATA - Schedule of Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
SUPPLEMENTAL BALANCE SHEET DATA
Operating lease assets	$ 24.8	$ 32.4
Deferred income taxes	14.2	14.3
Long-term receivables	3.1	3.1
Other	$ 9.4	$ 7.2
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Other assets	$ 51.5	$ 57.0